Value Line Premier Growth Fund, Inc.

(Ticker Symbol: VALSX)

S U M M A R Y P R O S P E C T U S
M A Y 1 , 2 0 1 4

Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund at www.vlfunds.com/home. You can also get this information at no cost by calling 800-243-2729 or by sending an email request to info@vlfunds.com. The current Prospectus and Statement of Additional Information dated May 1, 2014, are incorporated by reference into this Summary Prospectus.

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V A L U E L I N E P R E M I E R G R O W T H F U N D S U M M A R Y

Investment objective

The Fund primarily seeks long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund.  Future expenses may be greater or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.24%

Example

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line Premier Growth	$126	$393	$681	$1,500

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

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Principal investment strategies of the Fund

To achieve the Fund’s goal, the Fund’s investment adviser, EULAV Asset Management (the “Adviser”), invests at least 80% of the Fund’s net assets in a diversified portfolio of U.S. equity securities with favorable growth prospects.  In selecting securities for purchase or sale, the Adviser generally analyzes the issuer of a security using fundamental factors such as growth potential and earnings estimates and quantitative factors such as historical earnings, earnings momentum and price momentum.  The Fund may invest in small, mid or large capitalization companies, including foreign companies.  There are no set limitations of investments according to a company’s size, or to a sector weighting.  At December 31, 2013, approximately 10% of the Fund’s investment securities were in consumer discretionary securities, 13% were in health care securities and approximately 28% were in industrial securities.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment.  Therefore, before you invest in the Fund you should carefully evaluate the risks.

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Market Risk. The chief risk that you assume when investing in the Fund is market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions.  Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole.

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Equity Securities. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets.  The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend.  If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.  Historically, the prices of equity securities have fluctuated more than bond prices.

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Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology.  The Fund may, from time to time, be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors.

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Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results.

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Foreign Investments. Investing in foreign securities poses additional risks.  The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.  These risks tend to be more volatile in emerging markets (as compared to the U.S. market or developed foreign markets).

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Small Capitalization and Newer Companies. Investing in the securities of a small capitalization or newer company poses greater risk than investing in larger, more established companies.  Small capitalization and newer companies often have more volatile market prices, less capital, a shorter history of operations, and less experienced management than larger companies.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program.  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  For a more complete discussion of risk, please turn to page 44.

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Fund performance

This bar chart and table can help you evaluate the potential risks of investing in the Fund.  The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years.  These returns are compared to the performance of the S&P 500® Index, which is a broad based market index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  Updated performance information is available at: www.vlfunds.com.

Total returns (before taxes) as of 12/31 each year (%)

Best Quarter: Q2 2009 +18.60
Worst Quarter: Q4 2008 –24.67

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Average Annual Total Returns for Periods Ended December 31, 2013

	1 year	5 years	10 years
Return before taxes	26.56%	20.19%	10.01%
Return after taxes on distributions	24.49%	19.33%	9.20%
Return after taxes on distributions and sale of Fund shares	16.72%	16.66%	8.32%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.40%

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Management

Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.

Portfolio Manager. Stephen Grant is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Grant has been the Fund’s portfolio manager since 1996.

Purchase and sale of Fund shares

Minimum initial investment in the Fund: $1,000.

Minimum additional investment in the Fund: $100.

The Fund’s shares are redeemable and you may redeem your shares (sell them back to the Fund) through your broker-dealer, financial advisor or financial intermediary, by telephone or by mail by writing to: Value Line Funds, c/o Boston Financial Data Services, Inc., P.O. Box 219729, Kansas City, MO 64121-9729.  See “How to sell shares” on page 56.

Tax Information and Financial Intermediary Compensation

For important information about taxes and financial intermediary compensation, please turn to “All Funds - Tax Information and Financial Intermediary Compensation” on page 31.

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